Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan’s investments are carried at fair value using a three-level valuation hierarchy for fair value measurement.
These levels are described below:

Level 1 – Investments with quoted prices for identical assets or liabilities in active markets.

Level 2 – Investments with observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Investments with unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial assets and liabilities measured at fair value on a recurring basis are as follows:

	Fair Value Measurements as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Cash	$30,072	$—	$—	$30,072
Mutual funds	59,444,291	—	—	59,444,291
Collective funds	—	269,563,676	—	269,563,676
Pooled separate funds	—	34,107,233	—	34,107,233
American Woodmark Corporation stock fund:
Money market fund	—	427,007	—	427,007
American Woodmark Corporation common stock	22,833,980	—	—	22,833,980
Total American Woodmark Corporation stock fund	22,833,980	427,007	—	23,260,987
Total investments	$82,308,343	$304,097,916	$—	$386,406,259

	Fair Value Measurements as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Mutual funds	$77,756,794	$—	$—	$77,756,794
Collective funds	—	239,784,611	—	239,784,611
American Woodmark Corporation stock fund:
Money market fund	—	706,914	—	706,914
American Woodmark Corporation common stock	33,699,883	—	—	33,699,883
Total American Woodmark Corporation stock fund	33,699,883	706,914	—	34,406,797
Total investments	$111,456,677	$240,491,525	$—	$351,948,202

The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another.

We evaluated the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. For the years ended December 31, 2025 and 2024, there were no significant transfers in or out of different levels.